Note 7 - Other Assets (Tables)	12 Months Ended
Oct. 31, 2021
Statement Line Items [Line Items]
Disclosure of detailed information about other assets [text block]
(thousands of Canadian dollars)
	2021	2020

Accounts receivable	$2,643	$268
Funds held for securitization liabilities (note 11)	-	8,629
Prepaid expenses and other	12,699	6,843
Property and equipment (note 8)	7,075	7,431
Right-of-use assets (notes 3 and 12)	4,817	3,015
Deferred income tax asset (note 15)	2,931	5,145
Investment (note 7a)	953	-
Goodwill (note 7b)	5,754	-
Intangible assets	3,641	-

	$40,513	$31,331